Financial Instruments Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other selected financial assets
Total selected financial assets	$ 53,627		$ 49,246
Other selected financial liabilities(h)
Short-term borrowings, carried at historical proceeds, as adjusted(e)	5,141	[1]	6,027	[1]
Long-term debt, carried at historical proceeds, as adjusted(i), (j)	31,541	[1]	30,462	[1]
Total selected financial liabilities	37,371	[2]	37,119	[2]
Reported Value Measurement [Member]
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (e)	7,255	[3],[4]	9,139	[3],[4]
Private equity securities, carried at equity-method or at cost(e), (f)	1,993	[4],[5]	2,270	[4],[5]
Total	9,248		11,409
Other selected financial liabilities(h)
Short-term borrowings, carried at historical proceeds, as adjusted(e)	5,141	[4],[6]	6,027	[4],[6]
Long-term debt, carried at historical proceeds, as adjusted(i), (j)	31,541	[6],[7],[8]	30,462	[6],[7],[8]
Total	36,682	[6]	36,489	[6]
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	105	[2],[9]	126	[2],[9]
Selected financial assets measured at fair value on a recurring basis(a)	44,379	[2]	37,837	[2]
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):	689	[10]	630	[10]
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position(d):	801	[11],[2]	468	[11],[2]
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):	17	[10],[2]	301	[10],[2]
Fair Value, Measurements, Recurring [Member] | Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position(d):	593	[11],[2]	871	[11],[2]
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):	594	[10],[2]	110	[10],[2]
Fair Value, Measurements, Recurring [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position(d):	547	[11],[2]	172	[11],[2]
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):	78	[10],[2]	219	[10],[2]
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	39,762	[2],[3]	34,899	[2],[3]
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,174	[2]	945	[2]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 397	[2],[3]	$ 356	[2],[3]

[1]	Amounts may not add due to rounding.
[2]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.
[3]	Gross unrealized gains and losses are not significant.
[4]	The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2014 or December 31, 2013. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs.
[5]	Our private equity securities represent investments in the life sciences sector.
[6]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[7]	Includes foreign currency debt with fair values of $560 million as of December 31, 2014 and $651 million as of December 31, 2013, which are used as hedging instruments.
[8]	The fair value of our long-term debt (not including the current portion of long-term debt) was $36.6 billion as of December 31, 2014 and $35.1 billion as of December 31, 2013. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.
[9]	Trading securities are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.
[10]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $121 million and foreign currency forward-exchange contracts with fair values of $54 million as of December 31, 2014; and foreign currency swaps with fair values of $76 million and foreign currency forward-exchange contracts with fair values of $77 million as of December 31, 2013.
[11]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $159 million as of December 31, 2014; and interest rate swaps with fair values of $38 million, foreign currency swaps with fair values of $30 million and foreign currency forward-exchange contracts with fair values of $66 million as of December 31, 2013.